Consolidated Condensed Statements of Financial Position - USD ($) $ in Thousands	Mar. 31, 2018	Dec. 31, 2017
Current assets
Cash	$ 850	$ 851
Accounts receivable	15	79
Other receivables	8	8
Inventory	14	15
Security deposit	7	7
Prepaid expenses and other current assets	42	1
Total current assets	936	961
Non-current assets
Property and equipment	1	1
Security deposit	17	17
Total assets	954	979
Current liabilities
Accounts payable and accrued liabilities	1,998	2,230
Total liabilities	1,998	2,230
Equity
Share capital unlimited authorized shares at no par value 57,843 and 56,378 shares outstanding at March 31, 2018 and December 31, 2017, respectively	110,060	108,196
Share capital subscription receivable	(718)	(718)
Additional paid-in capital	36,797	35,790
Accumulated deficit	(147,183)	(144,519)
Total Stockholders' equity (deficit)	(1,044)	(1,251)
Total liabilities, equity and stockholders equity (deficit)	$ 954	$ 979